TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TRADE AND OTHER RECEIVABLES
Trade receivables, gross	$ 788	$ 769
Allowance for doubtful debt	(169)	(160)	$ (182)
Trade receivables, net	619	609
Other receivables	126	76
Total trade and other receivables	$ 745	$ 685